Shareholder Report, Average Annual Return (Details) 190422_GuideMark Large Cap Core Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuideMark Large Cap Core Fund Service Shares
Average Annual Return, Percent	15.36%	9.79%	12.38%
Russell 3000 Index_
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.74%	11.34%	13.97%